                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

                   CERTIFIED SHAREHOLDER REPORT OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number: 811-07096
                 ----------------------------------------------

                   Investment Grade Municipal Income Fund Inc.
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


               51 West 52nd Street, New York, New York 10019-6114
 ------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                               David M. Goldenberg
                      UBS Global Asset Management (US) Inc.
                               51 West 52nd Street
                             New York, NY 10019-6114
                     (Name and address of agent for service)

                                    Copy to:
                              Jack W. Murphy, Esq.
                                   Dechert LLP
                               1775 I Street, N.W.
                            Washington, DC 20006-2401


        Registrant's telephone number, including area code: 212-882 5000


Date of fiscal year end: September 30

Date of reporting period: March 31, 2004

ITEM 1. REPORTS TO STOCKHOLDERS.


[UBS LOGO] GLOBAL ASSET MANAGEMENT


INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

SEMIANNUAL REPORT

MARCH 31, 2004

Investment Grade Municipal Income Fund Inc.

May 14, 2004


DEAR SHAREHOLDER,

[sidebar]
----------------------------
INVESTMENT GRADE MUNICIPAL
INCOME FUND INC.

INVESTMENT GOAL:
High level of current
income exempt from federal
income tax, consistent with
preservation of capital.

PORTFOLIO MANAGER:
William Veronda
UBS Global Asset
Management (US) Inc.

COMMENCEMENT:
November 6, 1992

NYSE SYMBOL:
PPM

DIVIDEND PAYMENTS:
Monthly
----------------------------
[end sidebar]


We present you with the semiannual report for Investment Grade Municipal Income Fund Inc. for the six months ended March 31, 2004.

PERFORMANCE

For the six months ended March 31, 2004, Investment Grade Municipal Income Fund Inc.'s net asset value return was 3.50%. On a market price basis, the Fund's return was 11.12%. Over the same period, the Lipper General Municipal Debt Funds (Leveraged) median's net asset value and market price returns were 5.36% and 9.76%, respectively. (For more performance information, please refer to "Performance At A Glance" on page 5).

The Fund used leverage during the period, which was 40.0% of total assets as of March 31, 2004. Leverage can magnify returns on the upside and on the downside, and can create wider dispersions of returns within the Fund's peer group.


AN INTERVIEW WITH PORTFOLIO MANAGER WILLIAM VERONDA

Q. CAN YOU DESCRIBE THE ECONOMIC ENVIRONMENT?

A. During the reporting period, the US economy continued to gain momentum, fueled by the combined effects of ongoing military spending, an increase in exports, and robust consumer and business spending. Gross domestic product
   (GDP) figures confirmed the economy's growth: following a solid second quarter 2003 GDP figure, third quarter 2003 posted a GDP figure of 8.2%. This number, far higher than anticipated, was the sharpest recorded advance of GDP since 1984. At 4.1%, fourth quarter GDP came in significantly lower, but was still viewed as a solid gain.

   While first quarter 2004 GDP figures are yet to be released, the economy appears to be moving forward at a strong pace. With the exception of the job

--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.


   market, which has been slow to recover, most areas of the economy are expanding, while overall inflation remains benign.

Q. HOW DID THE FEDERAL RESERVE BOARD (THE "FED") REACT IN THE ECONOMIC ENVIRONMENT?

A. The Fed held rates steady throughout the period, as it has since it lowered short-term interest rates to 1.00% on June 25, 2003. However, at its May 4, 2004 meeting (held after period end), there was a clear shift in the Fed's stance, when, in its official statement, it noted, "accommodation can be removed at a pace that is likely to be measured." Many viewed this as an indication that the Fed could raise rates as early as its next meeting in June.

Q. HOW DID THE BOND MARKET PERFORM DURING THE SIX-MONTH REPORTING PERIOD?

A. As the period began, the bond markets had just come off of a period of extreme volatility. Beginning in June 2003, bond prices began to fall when a less-than-hoped-for cut in the federal funds rate, diminishing concerns regarding the potential for deflation, and fears that an improving economy would lead to a less accommodative fiscal policy triggered a selloff. The market declined through July, before stabilizing and recouping most of its losses.

   As 2004 began, a widely accepted expectation that the economy would continue to expand created a less than promising outlook for fixed income. However, the bond market proved surprisingly resilient. Despite the strong evidence that the economy was expanding, continued weakness in the labor market created a somewhat muddled picture. In February 2004, news that only 21,000 new jobs were created--significantly less than forecasted--gave rise to concerns that consumer confidence could weaken, and, thus, temper economic growth. Bonds rallied on the news. Additionally, periodic "flights to quality" as a result of geopolitical events, including a terrorist attack in Spain and turmoil in the Middle East, bolstered the bond market. The municipal market participated in the broad fixed income rally, and was aided further by a strong demand for municipals.

Q. HOW DID YOU POSITION THE FUND'S PORTFOLIO DURING THE REPORTING PERIOD?

A. The Fund's duration was held generally in line with that of its benchmark, the Lehman Municipal Bond Index (the "Index"), during the first half of the period. However, in early 2004, we adjusted the Fund's duration, moving it slightly lower than the Index. We felt this cautious approach was warranted, given our belief that rates would increase. This detracted from relative results when yields fell and prices rose during the first quarter of 2004.


--------------------------------------------------------------------------------
2

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.


   With regard to sector positioning, we continued to emphasize essential service revenue bonds, including revenue-producing utilities, such as water, sewers and select electric power facilities. We held select airport revenue bonds, because, although the airline industry itself is weak, the strengthening economy has increased the need for airfreight and transportation. We added toll road revenue bonds to the portfolio, including New Jersey Turnpike Authority revenue bonds, and we selectively added several carefully researched BAA-rated securities to the portfolio in order to generate incremental yield. Alternately, we continued to underweight the hospital sector, as we believe declining government reimbursements are likely to continue and, in our opinion, will lead to credit deterioration.

Q. CAN YOU PROVIDE SOME EXAMPLES OF NEW HOLDINGS ADDED TO THE PORTFOLIO DURING THE PERIOD?

A. Given the equity market revival and the improvements we've seen in certain New York state credits, we added a number of New York City general obligation credits.

   Late in the fiscal year, we also began to add some California revenue credits that are not directly associated with the economic troubles in the state. An example of one of these holdings is Kaiser Permanente, the country's first health maintenance organization. The firm insures roughly one out of every four Californians, as well as individuals located in other states. We are also closely monitoring California's fiscal condition, and are encouraged by progress that has been made on several fronts. Should this continue, we will look to selectively increase the Fund's exposure to California's municipal securities.

Q. WHAT DETRACTED FROM RESULTS DURING THE PERIOD?

A. A number of bonds in the Fund's portfolio were "called" or prematurely retired by issuers looking to take advantage of the low interest rate environment-one example was Rhode Island Housing & Mortgage Finance Corp., which was scheduled to mature in April 2027 and offered a yield of 6.50%. Given today's lower rates, it was not possible to replace these holdings with securities that offered comparable yields.

Q: WERE THERE ANY OTHER FACTORS THAT AFFECTED THE FUND'S PERFORMANCE DURING THE
   PERIOD?

A: In December 2003, the Fund generated a significant amount of new investor assets that were then redeployed using the same positioning strategies previously mentioned. Toward the end of 2003, we increased the Fund's leverage from approximately 33% to 40%. While this could lead to an increase in the Fund's


--------------------------------------------------------------------------------
                                                                             3

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.


   short-term volatility, over time we feel this strategy is consistent with our goal of preservation of capital. It will also help us to moderately extend the Fund's duration. In addition, we believe this increased leveraging will allow the Fund to generate incremental dividend income.

Q. HOW DO YOU ANTICIPATE POSITIONING THE FUND'S PORTFOLIO GOING FORWARD?

A. Looking ahead, it's our belief that the US economy will continue to expand. Given that interest rates are so low, we believe it is inevitable that they will rise. Based on this outlook, we expect to keep the Fund's duration neutral or slightly lower than that of the Index. In terms of the Fund's portfolio, we are comfortable with its current positioning. Should the economy continue to expand, it will likely serve to improve the fiscal situations in a number of states. If this occurs, we will look to identify select general obligation bonds that we believe offer compelling opportunities.

Our ultimate objective in managing your investments is to help you successfully meet your financial goals. We thank you for your continued support and welcome any comments or questions you may have. For additional information on the UBS funds*, please contact your financial advisor or visit us at www.ubs.com/globalam-us.

Sincerely,


/s/ Joseph A. Varnas                           /s/ William Veronda
--------------------                           -------------------
Joseph A. Varnas                               William Veronda
President                                      Portfolio Manager
Investment Grade Municipal Income              Investment Grade Municipal Income
Fund Inc.                                      Fund Inc.
Managing Director                              Executive Director
UBS Global Asset Management (US)               UBS Global Asset Management (US)
Inc.                                           Inc.


This letter is intended to assist shareholders in understanding how the Fund performed during the six months ended March 31, 2004, and reflects our views at the time of its writing. Of course, these views may change in response to changing circumstances, and they do not guarantee the future performance of the markets or the Fund. We encourage you to consult your financial advisor regarding your personal investment program.




* Mutual funds are sold by prospectus only. A prospectus contains more complete information regarding investment objectives, risks, charges and expenses, and, should be read carefully before investing.


--------------------------------------------------------------------------------
4

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PERFORMANCE AT A GLANCE (UNAUDITED)

AVERAGE ANNUAL RETURN, PERIODS ENDED 3/31/04


NET ASSET VALUE RETURNS                                   6 MONTHS      1 YEAR      5 YEARS     10 YEARS
----------------------------------------------------------------------------------------------------------
Investment Grade Municipal Income Fund Inc.                 3.50%        7.06%       5.84%       6.94%
----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) Median      5.36%        9.60%       6.54%       7.37%
----------------------------------------------------------------------------------------------------------

MARKET PRICE RETURNS
----------------------------------------------------------------------------------------------------------
Investment Grade Municipal Income Fund Inc.                11.12%       15.21%       7.15%       8.37%
----------------------------------------------------------------------------------------------------------
Lipper General Municipal Debt Funds (Leveraged) Median      9.76%       13.94%       6.99%       8.01%
----------------------------------------------------------------------------------------------------------

Past performance does not predict future performance. The return and principal value of an investment will fluctuate, so that an investor's shares, when sold, may be worth more or less than their original cost. NAV return assumes, for illustration only, that dividends were reinvested at the net asset value on the ex-dividend dates. Market price return assumes dividends were reinvested under the Dividend Reinvestment Plan. NAV and market price returns for periods less than one year are cumulative.

Lipper peer group data calculated by Lipper Inc.; used with permission. The Lipper Median is the return of the fund that places in the middle of the peer group.



SHARE PRICE, DIVIDEND AND YIELDS AS OF 3/31/04
-------------------------------------------------------------------------------
Market Price                                                             $15.42
-------------------------------------------------------------------------------
Net Asset Value (per share applicable to common shareholders)            $15.89
-------------------------------------------------------------------------------
12-Month Net Investment Income Dividend (ended 3/31/04)                   $0.96
-------------------------------------------------------------------------------
March 2004 Dividend                                                       $0.08
-------------------------------------------------------------------------------
Market Yield*                                                             6.23%
-------------------------------------------------------------------------------
NAV Yield*                                                                6.04%
-------------------------------------------------------------------------------
IPO Yield*                                                                6.40%
-------------------------------------------------------------------------------

* Market yield is calculated by multiplying the March dividend by 12 and dividing by the month-end market price. NAV yield is calculated by multiplying the March dividend by 12 and dividing by the month-end net asset value. IPO yield is calculated by multiplying the March dividend by 12 and dividing by the initial public offering price. Prices and yields will vary.


--------------------------------------------------------------------------------

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO STATISTICS (UNAUDITED)

CHARACTERISTICS                   3/31/04                             9/30/03                             3/31/03
=======================================================================================================================
Net Assets Applicable to
  Common Shareholders (mm)         $164.5                              $168.9                              $168.2
-----------------------------------------------------------------------------------------------------------------------
Weighted Average Maturity*       11.2 yrs                            13.0 yrs                            13.4 yrs
-----------------------------------------------------------------------------------------------------------------------
Weighted Average Duration*        5.1 yrs                             6.3 yrs                             5.5 yrs
-----------------------------------------------------------------------------------------------------------------------
Weighted Average Coupon*             5.3%                                5.4%                                5.6%
-----------------------------------------------------------------------------------------------------------------------
Leverage**                          40.0%                               32.1%                               32.1%
-----------------------------------------------------------------------------------------------------------------------
Callable/Maturing Within Five
  Years*                             6.0%                                5.8%                               13.9%
-----------------------------------------------------------------------------------------------------------------------
Callable/Maturing Beyond Five
  Years*                            94.0%                               94.2%                               86.1%
-----------------------------------------------------------------------------------------------------------------------

CREDIT QUALITY***                3/31/04                             9/30/03                             3/31/03
=======================================================================================================================
AAA/Aaa                             47.0%                               50.7%                               63.7%
-----------------------------------------------------------------------------------------------------------------------
AA/Aa                               46.4                                37.3                                31.9
-----------------------------------------------------------------------------------------------------------------------
A/A                                 27.6                                16.0                                16.8
-----------------------------------------------------------------------------------------------------------------------
BBB/Baa                             20.7                                18.8                                13.1
-----------------------------------------------------------------------------------------------------------------------
BB/Ba                                --                                  0.9                                 --
-----------------------------------------------------------------------------------------------------------------------
A1/P1                                6.8                                 --                                  --
-----------------------------------------------------------------------------------------------------------------------
SP-1/MIG-1                           2.8                                 6.9                                 7.3
-----------------------------------------------------------------------------------------------------------------------
Nonrated                            13.4                                12.9                                13.3
-----------------------------------------------------------------------------------------------------------------------
Other Assets in Excess of
  Liabilities                        2.2                                 3.8                                 1.5
-----------------------------------------------------------------------------------------------------------------------
Liquidation Value of Auction
  Preferred Shares                 (66.9)                              (47.3)                              (47.6)
-----------------------------------------------------------------------------------------------------------------------
TOTAL                              100.0%                              100.0%                              100.0%
-----------------------------------------------------------------------------------------------------------------------

TOP TEN STATES***                3/31/04                             9/30/03                             3/31/03
=======================================================================================================================
New York                            26.3%         Texas                 23.0%         Texas                 27.6%
-----------------------------------------------------------------------------------------------------------------------
California                          20.9          California            16.2          California            12.3
-----------------------------------------------------------------------------------------------------------------------
Texas                               19.1          New York              11.8          Indiana               11.3
-----------------------------------------------------------------------------------------------------------------------
Indiana                             10.3          Illinois              10.4          Illinois              10.7
-----------------------------------------------------------------------------------------------------------------------
Illinois                             8.3          Indiana               10.1          North Carolina         9.7
-----------------------------------------------------------------------------------------------------------------------
North Carolina                       7.0          North Carolina         8.9          Florida                6.7
-----------------------------------------------------------------------------------------------------------------------
Massachusetts                        6.9          Florida                7.9          Colorado               5.4
-----------------------------------------------------------------------------------------------------------------------
Florida                              6.4          Pennsylvania           6.5          Massachusetts          5.2
-----------------------------------------------------------------------------------------------------------------------
Kentucky                             4.9          Kentucky               6.2          Michigan               4.9
-----------------------------------------------------------------------------------------------------------------------
Pennsylvania                         4.9          Louisiana              4.1          Pennsylvania           4.7
-----------------------------------------------------------------------------------------------------------------------
TOTAL                              115.0%                              105.1%                               98.5%
-----------------------------------------------------------------------------------------------------------------------

TOP FIVE SECTORS***              3/31/04                             9/30/03                             3/31/03
=======================================================================================================================
Power                               39.3%         Power                 36.3%         Power                 32.4%
-----------------------------------------------------------------------------------------------------------------------
Water & Sewer                       26.2          Water & Sewer         25.6          Lease                 20.2
-----------------------------------------------------------------------------------------------------------------------
Lease                               21.2          Lease                 21.3          Pre-refunded          13.7
-----------------------------------------------------------------------------------------------------------------------
Escrowed to Maturity                11.2          Hospital               6.6          Sewer                 10.5
-----------------------------------------------------------------------------------------------------------------------
Pre-refunded                         8.9          Tolls                  6.3          Water                  7.6
-----------------------------------------------------------------------------------------------------------------------
TOTAL                              106.8%                               96.1%                               84.4%
-----------------------------------------------------------------------------------------------------------------------

* Weightings represent percentages of portfolio assets as of the dates indicated. The Fund's portfolio is actively managed and its composition will vary over time.

**  As a percentage of total assets as of the dates indicated.

*** As a percentage of net assets applicable to common shareholders as of the dates indicated. Credit quality ratings designated by Standard & Poor's Rating Group and Moody's Investor Services, Inc. Both are independent rating agencies.


--------------------------------------------------------------------------------
6

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                     MOODY'S     S&P      MATURITY     INTEREST
   (000)                                       RATING   RATING      DATES         RATES         VALUE
===========================================================================================================
LONG-TERM MUNICIPAL BONDS - 155.10%
===========================================================================================================
ARIZONA - 2.71%
$  2,380    Arizona State Transportation
              Board Highway Revenue-
              Series B                         Aa1       AAA       07/01/18      5.250%       $ 2,616,215
-----------------------------------------------------------------------------------------------------------
    1,635   Salt River Project Arizona
              Agricultural Improvement &
              Power Distribution Electrical
              Systems Revenue-Salt River
              Project-Series A                 Aa2       AA        01/01/12      5.000          1,837,904
-----------------------------------------------------------------------------------------------------------
                                                                                                4,454,119
===========================================================================================================
ARKANSAS - 1.08%
    1,705   Little Rock Capital Improvement
              Revenue Parks & Recreation
              Projects-Series A                 NR       NR        01/01/18      5.700          1,771,103
===========================================================================================================
CALIFORNIA - 16.50%
    5,000   California State Department
              Water Resources Revenue-
              Series A                          A3      BBB+       05/01/16      5.875          5,668,900
-----------------------------------------------------------------------------------------------------------
    3,000   California Statewide
              Communities Development
              Authority Irvine Apartment
              Communities-Series A-3           Baa2      BBB       05/15/25(+)   5.100          3,211,050
-----------------------------------------------------------------------------------------------------------
    2,150   Fontana Redevelopment Agency
              Tax Allocation Jurupa Hills
              Redevelopment Project A           NR      BBB+       10/01/17      5.500          2,264,122
-----------------------------------------------------------------------------------------------------------
    5,000   Los Angeles County Sanitation
              Funding Authority Revenue-
              Series A (FSA Insured)           Aaa       AAA       10/01/18      5.000          5,433,150
-----------------------------------------------------------------------------------------------------------
    3,000   Los Angeles Water & Power
              Revenue Power Systems-
              Series A (MBIA Insured)          Aaa       AAA       07/01/16      5.000          3,288,210
-----------------------------------------------------------------------------------------------------------
    3,200   Los Angeles Water & Power
              Revenue Power Systems-
              Series A-A-1                     Aaa       AAA       07/01/21      5.250          3,429,760
-----------------------------------------------------------------------------------------------------------
    3,500   Metropolitan Water District of
              Southern California
              Waterworks-Series A              Aaa       AAA       03/01/18      5.250          3,853,115
-----------------------------------------------------------------------------------------------------------
                                                                                               27,148,307
===========================================================================================================
COLORADO - 1.20%
    1,809   University of Colorado
              Participation Interests           NR       A-        12/01/13      6.000          1,975,028
===========================================================================================================
FLORIDA - 6.39%
    1,175   Gainesville Utilities Systems
              Revenue-Series A                 Aa2       AA        10/01/20      5.250          1,288,188
-----------------------------------------------------------------------------------------------------------
    2,000   Orlando Utilities Commission
              Water & Electric Revenue-
              Series A                         Aa2       AA-       10/01/19      5.000          2,145,240
-----------------------------------------------------------------------------------------------------------
    6,425   Orlando Utilities Commission
              Water & Electric Revenue-
              Series C#                        Aa2       AA-       10/01/18      5.250          7,071,804
-----------------------------------------------------------------------------------------------------------
                                                                                               10,505,232
===========================================================================================================

--------------------------------------------------------------------------------
                                                                             7

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                       MOODY'S     S&P    MATURITY    INTEREST
   (000)                                         RATING   RATING     DATES      RATES        VALUE
======================================================================================================
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
======================================================================================================
ILLINOIS - 7.29%
$  3,000    Chicago Parking District Harbor
              Facilities Revenue (Pre-
              refunded with U.S. Govern-
              ment Securities to 01/01/2011
              @ 100)                              A2        A     01/01/21   5.700%       $ 3,485,490
------------------------------------------------------------------------------------------------------
    5,000   Chicago Parking District Parking
              Facility Revenue (Pre-refunded
              with U.S. Government Securi-
              ties to 01/01/2010)                Baa1       A     01/01/14   6.250          5,921,700
------------------------------------------------------------------------------------------------------
    1,200   Illinois Educational Facilities
              Authority Revenue Augustana
              College-Series A                   Baa1      NR     10/01/22   5.625          1,246,368
------------------------------------------------------------------------------------------------------
      250   Metropolitan Pier & Exposition
              Authority                           A1       AA-    06/15/27   6.500            255,475
------------------------------------------------------------------------------------------------------
    1,000   Naperville Electric Revenue
              (Pre-refunded with U.S.
              Government Securities to
              05/01/2006 @ 100)                  Aa2       AA     05/01/12   5.700          1,084,830
------------------------------------------------------------------------------------------------------
                                                                                           11,993,863
======================================================================================================
INDIANA - 10.31%
    1,000   Clark Pleasant Community School
              Building Corp. First Mortgage
              (AMBAC Insured)                    Aaa       AAA    07/15/17   5.500          1,130,200
------------------------------------------------------------------------------------------------------
    3,305   Indiana Transportation Financing
              Authority Airport Facilities
              Lease Revenue-Series A              A1       AA     11/01/12   5.500          3,457,724
------------------------------------------------------------------------------------------------------
    1,430   Indiana Transportation Financing
              Authority Airport Facilities
              Lease Revenue-Series A              A1       AA     11/01/16   6.250          1,449,334
------------------------------------------------------------------------------------------------------
    2,000   Indiana Transportation Financing
              Authority Airport Facilities
              Lease Revenue-Series A              A1       AA     11/01/17   5.500          2,075,860
------------------------------------------------------------------------------------------------------
    3,400   Marion County Convention &
              Recreational Facilities Authority
              Excise Tax Revenue-Series A
              (MBIA Insured)                     Aaa       AAA    06/01/17   5.500          3,804,702
------------------------------------------------------------------------------------------------------
    1,000   Purdue University Student Fee
              Revenue-Series B
              (Pre-refunded with U.S.
              Government Securities to
              01/01/2005 @ 103)                  Aa2       AA     07/01/15   6.700          1,071,840
------------------------------------------------------------------------------------------------------
    1,865   Wayne Township Marion County
              School Building Corp.-First
              Mortgage                            NR       A+     01/15/15   5.250          1,962,819
------------------------------------------------------------------------------------------------------
    1,915   Wayne Township Marion County
              School Building Corp.-First
              Mortgage                            NR       A+     07/15/15   5.250          2,015,442
------------------------------------------------------------------------------------------------------
                                                                                           16,967,921
======================================================================================================
IOWA - 3.17%
    4,880   Polk County-Series A#                Aa1       AA+    06/01/19   5.000          5,218,038
======================================================================================================
KANSAS - 1.26%
    1,840   Kansas State Development
              Finance Authority Revenue
              Water Pollution Control            Aa1       AA+    05/01/11   5.000          2,074,103
======================================================================================================

--------------------------------------------------------------------------------
8

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                       MOODY'S     S&P    MATURITY    INTEREST
   (000)                                         RATING   RATING     DATES      RATES        VALUE
=======================================================================================================
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
=======================================================================================================
KENTUCKY - 4.80%
$  7,750    Boone County Pollution Control
              Revenue Dayton Power & Light
              Co.-Series A                       Baa1        BBB    11/15/22   6.500%       $ 7,902,675
=======================================================================================================
LOUISIANA - 2.18%
    3,280   New Orleans Sewage Service
              Revenue                            Aaa         AAA    06/01/16   5.000          3,582,088
=======================================================================================================
MASSACHUSETTS - 6.80%
    5,865   Massachusetts State
              Consolidated Loan-Series A         Aa2         AA-    08/01/16   5.000          6,562,642
-------------------------------------------------------------------------------------------------------
    2,260   Massachusetts State Water
              Pollution Abatement-Series 8       Aaa         AAA    08/01/17   5.000          2,445,342
-------------------------------------------------------------------------------------------------------
    2,000   Massachusetts State Water
              Pollution Abatement-Series A       Aaa         AAA    08/01/20   5.250          2,175,580
-------------------------------------------------------------------------------------------------------
                                                                                             11,183,564
=======================================================================================================
MICHIGAN - 4.82%
    3,425   Michigan State Building Authority
              Revenue Program-Series III         Aa1         AA+    10/15/16   5.375          3,842,576
-------------------------------------------------------------------------------------------------------
    2,000   Michigan State Strategic Fund
              Limited Obligation Revenue-
              Ford Motor Co. Project-
              Series A                           Baa1       BBB-    02/01/06   7.100          2,170,240
-------------------------------------------------------------------------------------------------------
    1,750   Michigan Municipal Bond
              Authority Clear Water Revenue      Aaa         AAA    10/01/19   5.250          1,920,012
-------------------------------------------------------------------------------------------------------
                                                                                              7,932,828
=======================================================================================================
NEVADA - 4.25%
    6,750   Clark County Pollution Control
              Revenue Nevada Power Co.
              Project-Series B (FGIC Insured)    Aaa         AAA    06/01/19   6.600          6,987,600
=======================================================================================================
NEW JERSEY - 3.33%
    4,425   New Jersey State Turnpike
              Authority Turnpike Revenue-
              Pre-refunded-Series C
              (MBIA-IBC Insured)                 Aaa         AAA    01/01/16   6.500          5,475,318
=======================================================================================================
NEW MEXICO - 0.68%
    1,000   University of New Mexico
              Revenues Sub Lien-Series A         Aa3         AA     06/01/16   5.250          1,111,270
=======================================================================================================
NEW YORK - 26.29%
    1,000   New York State Dormitory
              Authority Revenue Columbia
              University-Series A                Aaa         AAA    07/01/16   5.125          1,113,190
-------------------------------------------------------------------------------------------------------
    6,500   New York State Environmental
              Facscorp State Clean Water &
              Drinking Revolving Funds-New
              York City Municipal Water
              Project-K                          Aaa         AAA    06/15/12   5.000          7,335,705
-------------------------------------------------------------------------------------------------------
    4,030   Long Island Power Authority
              Electric Systems Revenue-
              Series C                           Baa1        A-     09/01/17   5.500          4,440,456
-------------------------------------------------------------------------------------------------------
    5,000   New York City General
              Obligation-Series G                 A2          A     08/01/09   5.000          5,530,800
-------------------------------------------------------------------------------------------------------
    2,500   New York City General
              Obligation-Series G                 A2          A     08/01/13   5.000          2,736,425
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
                                                                             9

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS-MARCH 31, 2004 (UNAUDITED)

 PRINCIPAL
   AMOUNT                                       MOODY'S     S&P    MATURITY    INTEREST
   (000)                                         RATING   RATING     DATES      RATES        VALUE
=======================================================================================================
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
=======================================================================================================
NEW YORK - (CONCLUDED)
$  4,700    New York City Municipal Water
              Finance Authority Revenue-
              Water & Sewer Systems-
              Series D                           Aa2         AA     06/15/12   5.000%       $ 5,257,514
-------------------------------------------------------------------------------------------------------
    2,000   New York City Municipal Water
              Finance Authority Revenue-
              Water & Sewer Systems-
              Series D                           Aa2         AA     06/15/17   5.250          2,193,820
-------------------------------------------------------------------------------------------------------
    1,625   Triborough Bridge & Tunnel
              Authority Revenue-Series B         Aa3         AA-    11/15/18   5.250          1,785,501
-------------------------------------------------------------------------------------------------------
    8,155   Triborough Bridge & Tunnel
              Authority Revenue-Series B#        Aa3         AA-    11/15/19   5.250          8,910,479
-------------------------------------------------------------------------------------------------------
    3,350   Triborough Bridge & Tunnel
              Authority Revenue-Series Y         Aa3         AAA    01/01/12   6.000          3,956,015
-------------------------------------------------------------------------------------------------------
                                                                                             43,259,905
=======================================================================================================
NORTH CAROLINA - 7.01%
    5,000   North Carolina Eastern Municipal
              Power Agency-Series A
              (Escrowed to Maturity)             Baa3        BBB    01/01/11   5.500          5,504,700
-------------------------------------------------------------------------------------------------------
    2,000   North Carolina Eastern Municipal
              Power Agency-Series A
              (Escrowed to Maturity)             Baa3        BBB    01/01/12   5.500          2,199,500
-------------------------------------------------------------------------------------------------------
    3,065   North Carolina Eastern Municipal
              Power Agency-Series A
              (Escrowed to Maturity)             Baa3        BBB    01/01/21   6.400          3,829,656
-------------------------------------------------------------------------------------------------------
                                                                                             11,533,856
=======================================================================================================
OHIO - 1.47%
    2,185   Ohio State Higher Education-
              Series B                           Aa1         AA+    11/01/17   5.250          2,415,802
=======================================================================================================
OKLAHOMA - 1.94%
    2,840   Tulsa County Industrial Authority
              Capital Improvements
              Revenue-Series B                    NR         AA     05/15/10   5.000          3,185,117
=======================================================================================================
OREGON -  0.67%
    1,000   Portland Sewer Systems
              Revenue-Series A                   Aaa         AAA    06/01/18   5.250          1,104,780
=======================================================================================================
PENNSYLVANIA - 4.91%
    5,000   Northumberland County
              Authority-Guaranteed Lease
              Revenue-Mountain View
              Manor Project                       NR         NR     10/01/20   7.000          5,051,850
-------------------------------------------------------------------------------------------------------
    3,000   Susquehanna Area Regional
              Airport Authority Airport
              Systems Revenue-Sub
              Series D                           Baa2        NR     01/01/18   5.375          3,025,770
-------------------------------------------------------------------------------------------------------
                                                                                              8,077,620
=======================================================================================================
PUERTO RICO - 9.01%
    8,010   Puerto Rico Commonwealth
              Refunding-Public
              Improvement-Series C               Baa1        A-     07/01/18   5.000          8,773,353
-------------------------------------------------------------------------------------------------------
    3,000   Puerto Rico Housing Finance
              Authority-Capital Funding
              Program (HUD Insured)              Aa3         AA     12/01/18   5.000          3,235,890
-------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------
10

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                     MOODY'S     S&P    MATURITY    INTEREST
   (000)                                       RATING   RATING     DATES      RATES        VALUE
=======================================================================================================
LONG-TERM MUNICIPAL BONDS - (CONTINUED)
=======================================================================================================
PUERTO RICO - (CONCLUDED)
$  2,425    Puerto Rico Public Buildings
              Authority Revenue-
              Guaranteed Government
              Facilities-Series D (Pre-
              refunded with U.S. Govern-
              ment Securities to 07/01/2012
              @ 100)                             Baa1     A-     07/01/13   5.375%       $ 2,820,881
-------------------------------------------------------------------------------------------------------
                                                                                          14,830,124
=======================================================================================================
RHODE ISLAND - 0.09%
      145   Rhode Island Housing &
              Mortgage Finance Corp.
              Homeownership Opportunity-
              Series 10-A                        Aa2      AA+    04/01/27   6.500            147,320
=======================================================================================================
SOUTH CAROLINA - 0.66%
    1,000   Greenville Waterworks Revenue        Aa1      AAA    02/01/20   5.250          1,092,970
=======================================================================================================
SOUTH DAKOTA - 3.08%
    3,551   Lower Brule Sioux Tribe++             NR      NR     08/15/15   6.000          3,637,002
-------------------------------------------------------------------------------------------------------
    1,387   Standing Rock South Dakota
              New Public Housing++                NR      NR     08/07/13   6.000          1,436,375
-------------------------------------------------------------------------------------------------------
                                                                                           5,073,377
=======================================================================================================
TENNESSEE - 1.65%
    2,500   Memphis-Shelby County Airport
              Authority Special Facilities
              Revenue-Federal Express Corp.      Baa2     BBB    09/01/09   5.000          2,715,100
=======================================================================================================
TEXAS - 18.03%
    2,475   Alvin Independent School District
              School House-Series A              Aaa      AAA    02/15/17   5.375          2,753,932
-------------------------------------------------------------------------------------------------------
    4,000   Coastal Bend Health Facilities
              Development-Incarnate Word
              Health System (Escrowed to
              Maturity) (AMBAC Insured)          Aaa      AAA    01/01/17   6.300          4,925,120
-------------------------------------------------------------------------------------------------------
    1,335   Eagle Mountain & Saginaw
              Independent School District
              Unlimited Tax-School Building      Aaa      AAA    08/15/14   5.375          1,511,567
-------------------------------------------------------------------------------------------------------
    2,825   Fort Worth Water & Sewer
              Revenue                            Aa2      AA     02/15/16   5.625          3,220,895
-------------------------------------------------------------------------------------------------------
    7,177   Harris County Texas Lease++           NR      NR     05/01/20   6.750          7,086,320
-------------------------------------------------------------------------------------------------------
    3,007   Houston Community College
              System Certificates of
              Participation++                     NR      NR     06/15/25   7.875          3,098,872
-------------------------------------------------------------------------------------------------------
    2,000   Houston Refunding & Public
              Improvement-Series A               Aa3      AA-    03/01/15   5.250          2,195,980
-------------------------------------------------------------------------------------------------------
    1,485   Lower Colorado River Authority
              Transmission Contract Revenue      Aaa      AAA    05/15/20   5.250          1,602,954
-------------------------------------------------------------------------------------------------------
    3,000   San Antonio Electric & Gas
              Revenue                            Aa1      AA+    02/01/20   5.375          3,266,460
-------------------------------------------------------------------------------------------------------
                                                                                          29,662,100
=======================================================================================================
UTAH - 1.34%
    2,000   Utah Assisted Municipal Power
              Systems Revenue Payson
              Power Project-Series A             Aaa      AAA    04/01/16   5.250          2,211,280
=======================================================================================================


--------------------------------------------------------------------------------
                                                                           11

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                       MOODY'S      S&P    MATURITY   INTEREST
   (000)                                         RATING    RATING     DATES     RATES           VALUE
===========================================================================================================
LONG-TERM MUNICIPAL BONDS - (CONCLUDED)
===========================================================================================================
WASHINGTON - 2.18%
$  1,920    Metropolitan Park District Tacoma
            (AMBAC Insured)                        Aaa       AAA    12/01/14   6.000%       $   2,269,958
---------------------------------------------------------------------------------------------------------
    1,115   Metropolitan Park District Tacoma
            (AMBAC Insured)                        Aaa       AAA    12/01/16   6.000            1,307,505
---------------------------------------------------------------------------------------------------------
                                                                                                3,577,463
===============                                                                             =============
Total Long-Term Municipal Bonds (cost-$245,500,256)                                           255,169,871
===========================================================================================================
SHORT-TERM MUNICIPAL NOTES - 9.57%
===========================================================================================================
CALIFORNIA - 4.38%
    7,200   California State Department
              Water Resources Power Supply
              Revenue-Series B-4                  VMIG-1    A-1+    04/01/04   1.080*           7,200,000
===========================================================================================================
COLORADO - 2.65%
    4,350   Colorado Educational & Cultural
              Facilities Authority Revenue-
              National Jewish Federal
              Building Program-A1                 VMIG-1     NR     04/01/04   1.120*           4,350,000
===========================================================================================================
ILLINOIS - 0.97%
    1,600   Illinois Health Facilities Authority
              Revenue-Resurrection Health-
              Series A (FSA Insured)              VMIG-1     A-1    04/01/04   1.130*           1,600,000
===========================================================================================================
KENTUCKY - 0.12%
      200   Breckinridge County Kentucky
              Lease Program Revenue               VMIG-1     NR     04/01/04   1.120*             200,000
===========================================================================================================
MASSACHUSETTS - 0.06%
      100   Massachusetts State Health &
              Educational Facilities Authority
              Revenue-Capital Asset
              Program-Series C (MBIA
              Insured)                            VMIG-1    A-1+    04/01/04   1.100*             100,000
===========================================================================================================
MISSOURI - 0.12%
      200   Missouri State Health &
              Educational Facilities Authority
              Educational Facilities Revenue-
              Washington University-Series B      VMIG-1    A-1+    04/01/04   1.050*             200,000
===========================================================================================================
NEW JERSEY - 0.06%
      100   Port Authority of New York and
              New Jersey Split Obligation
              Revenue-Versatile Structure
              Obligation-Series 2                 VMIG-1    A-1+    04/01/04   1.100*             100,000
===========================================================================================================
TEXAS - 1.03%
    1,700   Harris County Texas Health
              Facilities Development Corp.
              Revenue-St. Lukes Episcopal
              Hospital-Series B                     NR      A-1+    04/01/04   1.120*           1,700,000
===========================================================================================================




--------------------------------------------------------------------------------
12

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

PORTFOLIO OF INVESTMENTS--MARCH 31, 2004 (UNAUDITED)


 PRINCIPAL
   AMOUNT                                       MOODY'S      S&P    MATURITY   INTEREST
   (000)                                         RATING    RATING      DATE      RATE           VALUE
===========================================================================================================
SHORT-TERM MUNICIPAL NOTES - (CONCLUDED)
-----------------------------------------------------------------------------------------------------------
VIRGINIA - 0.18%
     $300   Loudoun County Industrial
              Development Authority Revenue-
              Howard Hughes Medical-Series A   VMIG-1        A-1+    04/01/04   1.090%*          $300,000
-----------------------------------------------------------------------------------------------------------
Total Short-Term Municipal Notes (cost-$15,750,000)                                            15,750,000
===========================================================================================================
Total Investments (cost-$261,250,256)-164.67%                                                 270,919,871
===========================================================================================================
Other assets in excess of liabilities-2.19%                                                     3,603,432
===========================================================================================================
Liquidation value of auction preferred shares-(66.86)%                                       (110,000,000)
===========================================================================================================
Net Assets applicable to common shareholders-100.00%                                         $164,523,303
===========================================================================================================

+ The maturity date reflects the mandatory date bond will be put back to issuer.

++  Illiquid securities representing 9.27% of net assets.

* Variable rate demand note is payable on demand. The maturity dates shown are the next interest rate reset dates. The interest rates shown are the current rates as of March 31, 2004.

#   Entire or partial amount pledged as collateral for futures transactions.

AMBAC -  American Municipal Bond Assurance Corporation

FGIC  -  Financial Guaranty Insurance Company

FSA   -  Financial Security Assurance

HUD   -  Housing and Urban Development

IBC   -  Insured Bond Certificate

MBIA  -  Municipal Bond Investors Assurance




 NUMBER OF                                  IN          EXPIRATION      UNREALIZED
 CONTRACTS     CONTRACT TO RECEIVE     EXCHANGE FOR        DATE        DEPRECIATION
====================================================================================
 FUTURES CONTRACTS
               U.S. Treasury Note
     85         10 Year Futures        $ 9,668,750     June  2004      $ (140,781)
 ...................................................................................


                 See accompanying notes to financial statements

--------------------------------------------------------------------------------
                                                                           13

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF ASSETS AND LIABILITIES -- MARCH 31, 2004 (UNAUDITED)


ASSETS:
Investments in securities, at value (cost-$261,250,256)                      $270,919,871
-----------------------------------------------------------------------------------------
Cash                                                                               33,194
-----------------------------------------------------------------------------------------
Interest receivable                                                             3,805,938
-----------------------------------------------------------------------------------------
Receivable for investments sold                                                    20,563
-----------------------------------------------------------------------------------------
Other assets                                                                       14,440
-----------------------------------------------------------------------------------------
Total assets                                                                  274,794,006
-----------------------------------------------------------------------------------------
LIABILITIES:
Payable to investment advisor and administrator                                   164,808
-----------------------------------------------------------------------------------------
Variation margin payable                                                           47,812
-----------------------------------------------------------------------------------------
Dividends payable to auction preferred shareholders                                 8,801
-----------------------------------------------------------------------------------------
Accrued expenses and other liabilities                                             49,282
-----------------------------------------------------------------------------------------
Total liabilities                                                                 270,703
-----------------------------------------------------------------------------------------
Auction Preferred Shares Series A, B and C-2,200 non-participating shares authorized, issued and outstanding; $0.001 par value;
  $50,000 liquidation value per share                                         110,000,000
-----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                 $164,523,303
-----------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Common Stock-$0.001 par value; 199,998,400 shares authorized;
  10,356,667 shares issued and outstanding                                    153,263,815
-----------------------------------------------------------------------------------------
Undistributed net investment income                                               545,828
-----------------------------------------------------------------------------------------
Accumulated net realized gain from investment activities and futures            1,184,826
-----------------------------------------------------------------------------------------
Net unrealized appreciation of investments and futures                          9,528,834
-----------------------------------------------------------------------------------------
Net assets applicable to common shareholders                                 $164,523,303
-----------------------------------------------------------------------------------------
Net asset value per common share ($164,523,303 applicable to
 10,356,667 common shares outstanding)                                             $15.89
=========================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
14

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF OPERATIONS


                                                                          FOR THE SIX
                                                                          MONTHS ENDED
                                                                         MARCH 31, 2004
                                                                          (UNAUDITED)
=======================================================================================
INVESTMENT INCOME:
Interest                                                                  $5,912,222
---------------------------------------------------------------------------------------

EXPENSES:
Investment advisory and administration fees                                1,185,033
---------------------------------------------------------------------------------------
Auction Preferred Shares expenses                                            149,760
---------------------------------------------------------------------------------------
Custody and accounting                                                        79,002
---------------------------------------------------------------------------------------
Professional fees                                                             25,456
---------------------------------------------------------------------------------------
Reports and notices to shareholders                                           23,553
---------------------------------------------------------------------------------------
Transfer agency fees                                                           7,737
---------------------------------------------------------------------------------------
Directors' fees                                                                3,517
---------------------------------------------------------------------------------------
Other expenses                                                                13,797
---------------------------------------------------------------------------------------
                                                                           1,487,855
---------------------------------------------------------------------------------------
Less: Fee waivers from investment advisor and administrator                 (263,341)
---------------------------------------------------------------------------------------
Net expenses                                                               1,224,514
---------------------------------------------------------------------------------------
Net investment income                                                      4,687,708
---------------------------------------------------------------------------------------
REALIZED AND UNREALIZED GAINS (LOSSES) FROM INVESTMENT ACTIVITIES:
NET REALIZED GAINS (LOSSES) FROM:
  Investments                                                              2,052,198
---------------------------------------------------------------------------------------
  Futures                                                                   (255,192)
---------------------------------------------------------------------------------------
NET CHANGE IN UNREALIZED APPRECIATION/DEPRECIATION OF:
  Investments                                                                343,812
---------------------------------------------------------------------------------------
  Futures                                                                   (140,781)
---------------------------------------------------------------------------------------
Net realized and unrealized gain from investment activities                2,000,037
---------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO AUCTION PREFERRED SHAREHOLDERS
  FROM:
  Net investment income                                                     (235,755)
---------------------------------------------------------------------------------------
  Net realized gain from investment activities                              (318,688)
---------------------------------------------------------------------------------------
Total dividends and distributions to auction preferred shareholders         (554,443)
---------------------------------------------------------------------------------------
Net increase in net assets applicable to common shareholders resulting
  from operations                                                         $6,133,302
=======================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
                                                                           15

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

STATEMENT OF CHANGES IN NET ASSETS APPLICABLE TO

COMMON SHAREHOLDERS


                                                                FOR THE SIX
                                                               MONTHS ENDED         FOR THE
                                                              MARCH 31, 2004       YEAR ENDED
                                                                (UNAUDITED)   SEPTEMBER 30, 2003
================================================================================================
FROM OPERATIONS:
Net investment income                                           $4,687,708         $9,881,410
------------------------------------------------------------------------------------------------
Net realized gains from investment activities and futures        1,797,006          4,823,139
------------------------------------------------------------------------------------------------
Net change in unrealized appreciation/depreciation of
  investments and futures                                          203,031         (3,488,907)
------------------------------------------------------------------------------------------------
COMMON SHARE EQUIVALENT OF DIVIDENDS AND
  DISTRIBUTIONS TO AUCTION PREFERRED
  SHAREHOLDERS FROM:
Net investment income                                             (235,755)          (946,455)
------------------------------------------------------------------------------------------------
Net realized gains from investment activities                     (318,688)                --
------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction
  preferred shareholders                                          (554,443)          (946,455)
------------------------------------------------------------------------------------------------
Net increase in net assets applicable to common
  shareholders resulting from operations                         6,133,302         10,269,187
------------------------------------------------------------------------------------------------
DIVIDENDS AND DISTRIBUTIONS TO COMMON
SHAREHOLDERS FROM:
Net investment income                                           (4,971,220)        (9,942,400)
------------------------------------------------------------------------------------------------
Net realized gains on investment activities                     (5,116,194)        (1,893,199)
------------------------------------------------------------------------------------------------
Total dividends and distributions to common
  shareholders                                                 (10,087,414)       (11,835,599)
------------------------------------------------------------------------------------------------
Auction Preferred Shares offering costs and sales load            (410,332)                --
------------------------------------------------------------------------------------------------
Net decrease in net assets applicable to
  common shareholders                                           (4,364,444)        (1,566,412)
------------------------------------------------------------------------------------------------
NET ASSETS APPLICABLE TO COMMON SHAREHOLDERS:
Beginning of period                                            168,887,747        170,454,159
------------------------------------------------------------------------------------------------
End of period (including undistributed net investment
  income of $545,828 and $1,065,095, respectively)            $164,523,303       $168,887,747
================================================================================================

                 See accompanying notes to financial statements
--------------------------------------------------------------------------------
16

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

ORGANIZATION AND SIGNIFICANT ACCOUNTING POLICIES
Investment Grade Municipal Income Fund Inc. (the "Fund") was incorporated in Maryland on August 6, 1992, and is registered with the Securities and Exchange Commission under the Investment Company Act of 1940, as amended, as a closed-end diversified management investment company. The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital.

In the normal course of business the Fund enters into contracts that contain a variety of representations that provide general indemnification. The Fund's maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred. However, the Fund has not had prior claims or losses pursuant to these contracts and expects the risk of loss to be remote.

The preparation of financial statements in accordance with accounting principles generally accepted in the United States requires Fund management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates. The following is a summary of significant accounting policies:

VALUATION OF INVESTMENTS--The Fund calculates its net asset value based on the current market value, where available, for its portfolio's securities. The Fund normally obtains market values for its securities from independent pricing sources and broker-dealers. Independent pricing sources may use reported last sale prices, current market quotations or valuations from computerized "matrix" systems that derive values based on comparable securities. A matrix system incorporates parameters such as security quality, maturity and coupon, and/or research and evaluations by its staff, including review of broker-dealer market price quotations, if available, in determining the valuation of the portfolio securities. If a market value is not available from an independent pricing source for a particular security, that security is valued at fair value as determined in good faith by or under the direction of the Fund's Board of Directors (the "Board"). The amortized cost method of valuation, which approximates market value, generally is used to value short-term debt instruments with sixty days or less remaining to maturity, unless the Fund's Board determines that this does not represent fair value. Securities traded in the over-the-counter ("OTC") market are valued at the last bid price available on the valuation date prior to valuation.

INVESTMENT TRANSACTIONS AND INVESTMENT INCOME--Investment transactions are recorded on the trade date. Realized gains and losses from investment transactions are calculated using the identified cost method. Interest income is recorded on


--------------------------------------------------------------------------------
                                                                           17

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


an accrual basis. Discounts are accreted and premiums are amortized as adjustments to interest income and the identified cost of investments.

DERIVATIVES--The Fund may use options (both exchange traded and OTC to attempt to enhance income (which would be taxable income) and also may attempt to "hedge" or manage the overall risk of its investments by using options, futures contracts and interest rate protection transactions. The Fund may use derivatives as a substitute for taking a position in an underlying security or other asset and/or as part of a strategy designed to reduce exposure to other risks, such as interest rate risk. The Fund also may use derivatives to add leverage to the portfolio and/or to hedge against increases in the Fund's costs associated with the dividend payments on preferred stock and auction preferred stock of the Fund.

Derivatives are subject to a number of risks, including liquidity risk, interest rate risk, credit risk and leverage risk. They also involve the risk of improper valuation and imperfect correlation with the underlying asset rate index.

DIVIDENDS AND DISTRIBUTIONS--The Fund intends to pay monthly dividends to common shareholders at a level rate that over time will result in the distribution of all of the Fund's net investment income remaining after the payment of dividends on any outstanding auction preferred shares. The dividend rate on the common stock is adjusted as necessary to reflect the earnings rate of the Fund. Dividends and distributions to common shareholders are recorded on the ex-dividend date. Dividends to auction preferred shareholders are accrued daily. The amount of dividends from net investment income and distributions from net realized capital gains is determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States. These "book/tax" differences are either considered temporary or permanent in nature. To the extent these differences are permanent in nature, such amounts are reclassified within the capital accounts based on their federal tax-basis treatment; temporary differences do not require reclassification.

CONCENTRATION OF RISK

The Fund follows an investment policy of investing primarily in municipal obligations of various states. Economic changes affecting those states and certain of their public bodies and municipalities may affect the ability of the issuers within those states to pay interest on, or repay principal of, municipal obligations held by the Fund.

INVESTMENT ADVISOR AND ADMINISTRATOR

The Board has approved an investment advisory and administration contract ("Advisory Contract") with UBS Global Asset Management (US) Inc. ("UBS Global AM"), under which UBS Global AM serves as investment advisor and administrator of


--------------------------------------------------------------------------------
18

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)


the Fund. UBS Global AM is an indirect wholly owned asset management subsidiary of UBS AG, an international diversified organization with headquarters in Zurich, Switzerland and operations in many areas of the financial service industry. In accordance with the Advisory Contract, the Fund pays UBS Global AM an investment advisory and administration fee, which is accrued weekly and paid monthly, at the annual rate of 0.90% of the Fund's average weekly net assets. UBS Global AM has agreed to waive 0.20% of the advisory and administration fee, so that the Fund's effective fee is 0.70% of average weekly net assets. This waiver will continue indefinitely unless the Board agrees to any change. At March 31, 2004, the Fund owed UBS Global AM $164,808 representing $211,899 for investment advisory and administration fees less amounts due for fee waivers of $47,091. For the six months ended March 31, 2004, UBS Global AM voluntarily waived $263,341 in investment advisory and administration fees from the Fund.

COMMON STOCK

There are 199,998,400 shares of $0.001 par value common stock authorized and 10,356,667 common shares outstanding at March 31, 2004.

AUCTION PREFERRED SHARES

The Fund has issued 800 shares of Auction Preferred Shares Series A, 800 shares of Auction Preferred Shares Series B, and 600 shares of Auction Preferred Shares Series C, which are referred to herein collectively as the "APS." (Auction Preferred Shares Series C were issued on December 22, 2003). All shares of each series of APS have a liquidation preference of $50,000 per share plus an amount equal to accumulated but unpaid dividends upon liquidation.

Dividends, which are cumulative, are generally reset every 7 days for APS Series A, APS Series B, and APS Series C. Dividend rates ranged from 0.750% to 2.010% for the six months ended March 31, 2004.

The Fund is subject to certain restrictions relating to the APS. Failure to comply with these restrictions could preclude the Fund from declaring any distributions to common shareholders or repurchasing common shares and/or could trigger the mandatory redemption of APS at liquidation value.

The APS are entitled to one vote per share and, unless otherwise required by law, will vote with holders of common stock as a single class, except that the APS will vote separately as a class on certain matters, as required by law. The holders of the APS have the right to elect two directors of the Fund.

The redemption of the Fund's APS is outside of the control of the Fund because it is redeemable upon the occurrence of an event that is not solely within the control of the Fund.


--------------------------------------------------------------------------------
                                                                           19

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

Offering costs of $110,332 and sales load of $300,000 were charged to paid-in-capital of the Fund in connection with the offering of APS during the six months ended March 31, 2004.


--------------------------------------------------------------------------------
20

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

NOTES TO FINANCIAL STATEMENTS (UNAUDITED)

FEDERAL TAX STATUS

The components of net unrealized appreciation of investments at March 31, 2004, were as follows:

Gross appreciation (investments having an excess of value over cost)      $9,926,816
------------------------------------------------------------------------------------
Gross depreciation (investments having an excess of cost over value)        (257,201)
------------------------------------------------------------------------------------
Net unrealized appreciation of investments                                $9,669,615
------------------------------------------------------------------------------------

For the six months ended March 31, 2004, total aggregate purchases and sales of portfolio securities, excluding short-term securities, were $95,450,805 and $71,489,800, respectively.

The Fund intends to distribute substantially all of its tax-exempt income and any taxable income and to comply with the other requirements of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is required. In addition, by distributing during each calendar year substantially all of its net investment income, net realized capital gains and certain other amounts, if any, the Fund intends not to be subject to a federal excise tax.

The tax character of distributions paid during the fiscal year ended September 30, 2003 was as follows:


DISTRIBUTIONS PAID FROM:                                                      2003
====================================================================================
Tax-exempt income                                                        $10,662,658
------------------------------------------------------------------------------------
Ordinary income                                                               22,485
------------------------------------------------------------------------------------
Net long-term capital gains                                                2,096,911
------------------------------------------------------------------------------------
Total distributions paid                                                 $12,782,054
====================================================================================

The tax character of distributions paid and the components of accumulated earnings (deficit) on a tax basis for the current fiscal year will be calculated after the Fund's fiscal year ending September 30, 2004.


--------------------------------------------------------------------------------
                                                                           21

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS

Selected data for a share of common stock outstanding throughout each period is presented below:

                                                                                       For the Six
                                                                                      Months Ended
                                                                                     March 31, 2004
                                                                                      (unaudited)
====================================================================================================
NET ASSET VALUE,
  BEGINNING OF PERIOD                                                                    $16.31
----------------------------------------------------------------------------------------------------
Net investment income                                                                     0.45
----------------------------------------------------------------------------------------------------
Net realized and unrealized gains (losses) from investment activities                     0.19
----------------------------------------------------------------------------------------------------
Common share equivalent of dividends and distributions paid to auction preferred shareholders from:
  Net investment income                                                                   (0.02)
----------------------------------------------------------------------------------------------------
  Net realized gains from investment activities                                           (0.03)
----------------------------------------------------------------------------------------------------
Total dividends and distributions paid to auction preferred shareholders                  (0.05)
----------------------------------------------------------------------------------------------------
Net increase (decrease) from investment operations                                        0.59
----------------------------------------------------------------------------------------------------
Dividends and distributions paid to common shareholders from:
  Net investment income                                                                   (0.48)
----------------------------------------------------------------------------------------------------
Net realized gains from investment activities                                             (0.49)
----------------------------------------------------------------------------------------------------
Total dividends and distributions to common shareholders                                  (0.97)
----------------------------------------------------------------------------------------------------
Auction Preferred Shares offering costs and sales load                                    (0.04)
----------------------------------------------------------------------------------------------------
NET ASSET VALUE, END OF PERIOD                                                           $15.89
----------------------------------------------------------------------------------------------------
MARKET VALUE, END OF PERIOD                                                              $15.42
----------------------------------------------------------------------------------------------------
TOTAL INVESTMENT RETURN(2)                                                                11.12%
----------------------------------------------------------------------------------------------------
RATIO TO AVERAGE NET ASSETS ATTRIBUTABLE TO COMMON SHARES:
Total expenses, net of waivers from advisor                                                1.47%
----------------------------------------------------------------------------------------------------
Total expenses, before waivers from advisor                                                1.80%
----------------------------------------------------------------------------------------------------
Net investment income before auction preferred shares dividends                            5.64%
----------------------------------------------------------------------------------------------------
Auction preferred shares dividends from net investment income                              0.28%
----------------------------------------------------------------------------------------------------
Net investment income available to common shareholders, net of waivers from advisor        5.36%
----------------------------------------------------------------------------------------------------
Net investment income available to common shareholders, before waivers from advisor        5.03%
----------------------------------------------------------------------------------------------------
SUPPLEMENTAL DATA:
Net assets applicable to common shareholders, end of period (000's)                     $164,523
----------------------------------------------------------------------------------------------------
Portfolio turnover                                                                           29%
----------------------------------------------------------------------------------------------------
Asset coverage per share of auction preferred shares, end of period                     $124,783
----------------------------------------------------------------------------------------------------

(1)   Distribution equal to $0.0042 per share.

(2) Total investment return is calculated assuming a $10,000 purchase of common stock at the current market price on the first day of each period reported and a sale at the current market price on the last day of each period reported, and assuming reinvestment of dividends and other distributions to common shareholders at prices obtained under the Fund's Dividend Reinvestment Plan. Total investment return does not reflect brokerage commissions and has not been annualized for periods less than one year.


--------------------------------------------------------------------------------
22

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

FINANCIAL HIGHLIGHTS


                      For the Years Ended September 30,
-----------------------------------------------------------------------------
     2003            2002           2001            2000              1999
=============================================================================
 $  16.46         $ 16.15        $ 15.91        $  16.09           $ 17.09
-----------------------------------------------------------------------------
     0.95            1.11           1.17            1.18              1.17
-----------------------------------------------------------------------------
     0.13            0.29           0.46           (0.13)            (1.02)
-----------------------------------------------------------------------------
    (0.07)          (0.12)         (0.23)          (0.31)             (0.25)
-----------------------------------------------------------------------------
    (0.02)          (0.01)         (0.07)          (0.00)(1)             --
-----------------------------------------------------------------------------
    (0.09)          (0.13)         (0.30)          (0.31)             (0.25)
-----------------------------------------------------------------------------
     0.99            1.27           1.33            0.74              (0.10)
-----------------------------------------------------------------------------
    (0.96)          (0.93)         (0.90)          (0.90)             (0.90)
-----------------------------------------------------------------------------
    (0.18)          (0.03)         (0.19)          (0.02)                --
-----------------------------------------------------------------------------
    (1.14)          (0.96)         (1.09)          (0.92)             (0.90)
-----------------------------------------------------------------------------
       --              --             --              --                 --
-----------------------------------------------------------------------------
 $  16.31        $  16.46        $ 16.15        $  15.91           $  16.09
-----------------------------------------------------------------------------
 $  14.86        $  15.60        $ 15.39        $  13.75           $  13.88
-----------------------------------------------------------------------------
     2.76%           7.96%         20.59%           5.90%             (7.68)%
-----------------------------------------------------------------------------
     1.45%           1.48%          1.49%           1.52%              1.52%
-----------------------------------------------------------------------------
     1.66%           1.67%          1.68%           1.71%              1.71%
-----------------------------------------------------------------------------
     5.89%           6.89%          7.30%           7.48%              7.01%
-----------------------------------------------------------------------------
     0.44%           0.73%          1.42%           1.99%              1.50%
-----------------------------------------------------------------------------
     5.45%           6.16%          5.88%           5.49%              5.51%
-----------------------------------------------------------------------------
     5.24%           5.97%          5.69%           5.30%              5.32%
-----------------------------------------------------------------------------
 $168,888        $170,454       $167,295        $164,769           $166,618
-----------------------------------------------------------------------------
       51%             21%             8%             14%                 8%
-----------------------------------------------------------------------------
 $155,555        $156,534       $154,559        $152,980           $154,136
=============================================================================

--------------------------------------------------------------------------------
                                                                           23

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

THE FUND

Investment Grade Municipal Income Fund Inc. (the "Fund") is a diversified, closed-end management investment company whose shares trade on the New York Stock Exchange ("NYSE"). The Fund's investment objective is to achieve a high level of current income that is exempt from federal income tax, consistent with the preservation of capital. The Fund's investment advisor and administrator is UBS Global Asset Management (US) Inc. ("UBS Global AM"), an indirect wholly owned asset management subsidiary of UBS AG, which had over $53.1 billion in assets under management as of April 30, 2004.

SHAREHOLDER INFORMATION

The Fund's NYSE trading symbol is "PPM." Comparative net asset value and market price information about the Fund is published weekly in The Wall Street Journal, The New York Times and Barron's, as well as in numerous other publications.

An annual meeting of shareholders of the Fund was held on January 15, 2004. At the meeting, Margo N. Alexander, Richard Q. Armstrong, David J. Beaubien, Richard R. Burt, Meyer Feldberg, Carl W. Schafer, Brian M. Storms and William
D. White were elected to serve as directors until the next annual meeting of shareholders, or until their successors are elected and qualified or until they resign or are otherwise removed. The shares were voted as indicated below:

COMMON STOCK AND APS SHARES VOTING AS A SINGLE CLASS


                                                            Shares
To vote for or withhold                Shares              Withhold
authority in the election of:        Voted For            Authority
=========================================================================
Richard Q. Armstrong              9,719,391.6030        116,317.9265
-------------------------------------------------------------------------
David J. Beaubien                 9,718,705.6030        117,003.9265
-------------------------------------------------------------------------
Richard R. Burt                   9,710,008.6030        125,700.9265
-------------------------------------------------------------------------
Carl W. Schafer                   9,717,037.6030        118,671.9265
-------------------------------------------------------------------------
Brian M. Storms                   9,713,837.6030        121,871.9265
-------------------------------------------------------------------------
William D. White                  9,719,032.6030        119,696.9265
-------------------------------------------------------------------------

AUCTION PREFERRED SHARES


                                                  Shares
To vote for or withhold              Shares      Withhold
authority in the election of:      Voted For     Authority
==========================================================
Margo N. Alexander                    1,368           0
----------------------------------------------------------
Meyer Feldberg                        1,368           0
----------------------------------------------------------

The Fund was informed that there were no broker non-votes. In April 2004, Mr. Storms resigned from the Fund's board.


--------------------------------------------------------------------------------
24

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

INVESTMENT POLICY CHANGE

In July 2003, the Fund's Board approved a change in investment policy. The Fund may now invest in securities whose maturities are less than 10 years at the time of purchase. Prior to this change, the Fund had a policy of investing substantially all of its assets in municipal obligations having maturities in excess of 10 years at the time of purchase.

PROXY VOTING POLICIES AND PROCEDURES

You may obtain a description of the Fund's proxy voting policies and procedures, without charge, upon request by contacting the Fund directly at 1-800-647-1568, online on the Fund's Web site: www.ubs.com/ubsglobalam-proxy, or on the EDGAR Database on the SEC's Web site (http://www.sec.gov).

DIVIDEND REINVESTMENT PLAN

The Fund's Board has established a Dividend Reinvestment Plan (the "Plan") under which all common shareholders whose shares are registered in their own names, or in the name of UBS Financial Services Inc. or its nominee, will have all dividends and other distributions on their shares of common stock automatically reinvested in additional shares of common stock, unless such common shareholders elect to receive cash. Common shareholders who elect to hold their shares in the name of another broker or nominee should contact such broker or nominee to determine whether, or how, they may participate in the Plan. The ability of such shareholders to participate in the Plan may change if their shares are transferred into the name of another broker or nominee.

A common shareholder may elect not to participate in the Plan or may terminate participation in the Plan at any time without penalty, and common shareholders who have previously terminated participation in the Plan may rejoin it at any time. Changes in elections must be made in writing to the Fund's transfer agent and should include the shareholder's name and address as they appear on the share certificate or in the transfer agent's records. An election to terminate participation in the Plan, until such election is changed, will be deemed an election by a common shareholder to take all subsequent distributions in cash. An election will be effective only for distributions declared and having a record date at least ten days after the date on which the election is received.

Additional shares of common stock acquired under the Plan will be purchased in the open market, on the NYSE or otherwise, at prices that may be higher or lower than the net asset value per share of the common stock at the time of the purchase. The number of shares of common stock purchased with each dividend will be equal to the result obtained by dividing the amount of the dividend payable to a


--------------------------------------------------------------------------------
                                                                           25

INVESTMENT GRADE MUNICIPAL INCOME FUND INC.

GENERAL INFORMATION (UNAUDITED)

DIVIDEND REINVESTMENT PLAN (CONCLUDED)

particular shareholder by the average price per share (including applicable brokerage commissions) that the transfer agent was able to obtain in the open market. The Fund will not issue any new shares of common stock in connection with the Plan. There currently is no charge to participants for reinvesting dividends or other distributions. The transfer agent's fees for handling the reinvestment of distributions will be paid by the Fund. However, each participant pays a pro rata share of brokerage commissions incurred with respect to the transfer agent's open market purchases of common stock in connection with the reinvestment of distributions. The automatic reinvestment of dividends and other distributions in shares of common stock does not relieve participants of any income tax that may be payable on such distributions.

Experience under the Plan may indicate that changes are desirable. Accordingly, the Fund reserves the right to amend or terminate the Plan with respect to any dividend or other distribution if notice of the change is sent to Plan participants at least 30 days before the record date for such distribution. The Plan also may be amended or terminated by the transfer agent by at least 30 days' written notice to all Plan participants. Additional information regarding the Plan may be obtained from, and all correspondence concerning the Plan should be directed to, the transfer agent at PFPC Inc., P.O. Box 43027, Providence, Rhode Island 02940-3027. For further information regarding the Plan, you may also contact the transfer agent directly at 1-800-331-1710.


--------------------------------------------------------------------------------
26

DIRECTORS

Margo N. Alexander                  Meyer Feldberg

Richard Q. Armstrong                Carl W. Schafer

David J. Beaubien                   William D. White

Richard R. Burt

PRINCIPAL OFFICERS

Joseph A. Varnas                    Elbridge T. Gerry III
President                           Vice President

Amy R. Doberman                     W. Douglas Beck
Vice President and Secretary        Vice President

Paul H. Schubert

Vice President and Treasurer

INVESTMENT ADVISOR AND
ADMINISTRATOR

UBS Global Asset Management (US) Inc.
51 West 52nd Street
New York, New York 10019-6114


The financial information included herein is taken from the records of the Fund without examination by independent auditors who do not express an opinion thereon.

Notice is hereby given in accordance with Section 23(c) of the Investment Company Act of 1940 that from time to time the Fund may purchase shares of its common stock in the open market at market prices.

This report is sent to the shareholders of the fund for their information. It is not a prospectus, circular or representation intended for use in the purchase or sale of shares of the Fund or of any securities mentioned in this report.


(c) 2004 UBS Global Asset Management (US) Inc. All rights reserved.

                                                                ---------------
                                                               |   Presorted   |
                                                               |   Standard    |
                                                               |  US Postage   |
                                                               |     PAID      |
                                                               | Smithtown, NY |
                                                               |  Permit 700   |
                                                                ---------------



[UBS LOGO]
UBS GLOBAL ASSET MANAGEMENT (US) INC.
51 West 52nd Street
New York, NY 10019-6114

ITEM 2. CODE OF ETHICS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 4. PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 5. AUDIT COMMITTEE OF LISTED REGISTRANTS.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 6. [RESERVED BY SEC FOR FUTURE USE. ]


ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.


ITEM 8. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Form N-CSR disclosure requirement not yet effective with respect to the registrant.


ITEM 9. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

The registrant's Board has established a Nominating Committee. The Nominating Committee will consider nominees recommended by shareholders if a vacancy occurs among those board members who are not "interested persons" as defined in Section 2(a)(19) of the Investment Company Act of 1940, as amended. In order to recommend a nominee, a shareholder should send a letter to the chairperson of the Nominating Committee, Mr. Meyer Feldberg, care of the Secretary of the registrant at UBS Global Asset Management (US) Inc., 51 West 52nd Street, New York, New York 10019-6114, and indicate on the envelope "Nominating Committee." The shareholder's letter should state the nominee's name and should include the nominee's resume or curriculum vitae, and must be accompanied by a written consent of the individual to stand for election if nominated for the Board and to serve if elected by shareholders.


ITEM 10. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive officer and principal financial officer have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.

     (b) The registrant's principal executive officer and principal financial officer are aware of no changes in the registrant's internal control over financial reporting that occurred during the registrant's most recent fiscal half-year that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 11. EXHIBITS.

     (a) (1) Code of Ethics - Form N-CSR disclosure requirement not applicable to this filing of a semi-annual report.

     (a) (2) Certifications of principal executive officer and principal financial officer pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.CERT.

     (b) Certifications of principal executive officer and principal financial officer pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is attached hereto as Exhibit EX-99.906CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Investment Grade Municipal Income Fund Inc.

By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  June 9, 2004
       ------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By:    /s/ Joseph A. Varnas
       --------------------
       Joseph A. Varnas
       President

Date:  June 9, 2004
       ------------

By:    /s/ Paul H. Schubert
       --------------------
       Paul H. Schubert
       Treasurer

Date:  June 9, 2004
       ------------